                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3327
-------------------------------------------------------------------------------

                          MFS GROWTH OPPORTUNITIES FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) GROWTH OPPORTUNITIES FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Investment Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Mutual Funds, Prospectuses, Fact Sheets, Reports" on the home page. Week in Review, MFS Global Investment Perspective, and Chief Investment Strategist corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 95.2%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                                         108,900          $6,074,442
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                                        323,200          $4,401,984
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"^                                                                                32,800          $2,584,640
--------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"^                                                                   39,700           1,443,889
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,028,529
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                                          70,800          $4,208,352
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.0%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            82,600          $4,250,596
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                217,466           9,594,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,845,196
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 6.3%
--------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   292,300         $16,567,564
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                                123,900           6,741,399
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         127,600           4,769,688
--------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                          22,400           1,183,840
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $29,262,491
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.0%
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                   331,700          $4,252,394
--------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.^                                                             71,595           2,231,616
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                                                   350,600           9,788,752
--------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"^*                                                           148,580           4,623,809
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             143,000           2,308,020
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $23,204,591
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.^                                                                      96,300          $4,788,036
--------------------------------------------------------------------------------------------------------------------------
Business Services - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                                          139,100          $3,762,655
--------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                                             66,900           2,975,043
--------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.^                                                                                 71,200           3,167,688
--------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                                                   43,800           2,036,005
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $11,941,391
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                                    55,200          $2,362,560
--------------------------------------------------------------------------------------------------------------------------
Computer Software - 6.7%
--------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                                                  235,400          $5,138,782
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                644,100          17,809,365
--------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                322,200           3,943,728
--------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        254,200           4,524,760
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $31,416,635
--------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.5%
--------------------------------------------------------------------------------------------------------------------------
Dell,  Inc.*                                                                                   265,200          $9,441,120
--------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                            101,700           1,906,875
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                          111,100           9,525,714
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $20,873,709
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         40,900          $1,162,787
--------------------------------------------------------------------------------------------------------------------------
Orbitz, Inc.^*                                                                                 176,900           4,811,680
--------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                           184,000           9,958,080
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $15,932,547
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                            68,000          $4,208,520
--------------------------------------------------------------------------------------------------------------------------
General Electric Co.^                                                                          211,300           7,095,454
--------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                       154,900           4,749,234
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $16,053,208
--------------------------------------------------------------------------------------------------------------------------
Electronics - 4.1%
--------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                            78,900          $2,703,114
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            90,500           3,509,590
--------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                       162,600           2,681,274
--------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                                103,500           2,704,455
--------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                              105,400             928,574
--------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                        200,500           4,266,640
--------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                   85,200           2,300,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $19,094,047
--------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
--------------------------------------------------------------------------------------------------------------------------
CVS Corp.^                                                                                     120,900          $5,093,517
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.0%
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  216,800         $10,547,320
--------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                                                   123,700           3,701,104
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $14,248,424
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                 57,100          $2,700,259
--------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                  126,600           2,734,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,434,819
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                     151,100          $4,094,810
--------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                                                  47,400           2,284,206
--------------------------------------------------------------------------------------------------------------------------
Target Corp.^                                                                                  208,900           9,452,725
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $15,831,741
--------------------------------------------------------------------------------------------------------------------------
Insurance - 3.7%
--------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             132,500          $9,008,675
--------------------------------------------------------------------------------------------------------------------------
St.Paul Travelers Cos., Inc.^                                                                  114,700           3,791,982
--------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"^                                                                           63,400           4,690,966
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $17,491,623
--------------------------------------------------------------------------------------------------------------------------
Internet - 4.0%
--------------------------------------------------------------------------------------------------------------------------
eBay,  Inc.*                                                                                    56,000          $5,148,640
--------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                          436,700           9,616,134
--------------------------------------------------------------------------------------------------------------------------
Yahoo!,  Inc.*                                                                                 120,800           4,096,328
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $18,861,102
--------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                                         99,900          $4,594,401
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                                              87,500          $7,039,375
--------------------------------------------------------------------------------------------------------------------------
Eaton Corp.^                                                                                    41,800           2,650,538
--------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                      52,500           4,891,425
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $14,581,338
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.^*                                                                            110,400          $3,540,528
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                       59,900           2,285,185
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,825,713
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 3.9%
--------------------------------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                                                  138,900          $1,120,923
--------------------------------------------------------------------------------------------------------------------------
Guidant Corp.^                                                                                  42,600           2,813,304
--------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                204,600          10,618,740
--------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                         144,900           3,915,198
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $18,468,165
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 97,800          $2,197,566
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.5%
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                            75,500          $2,314,075
--------------------------------------------------------------------------------------------------------------------------
Noble Corp.^*                                                                                   51,300           2,305,935
--------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.^*                                                                     38,500           2,338,105
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,958,115
--------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"^*                                                              33,700          $2,831,137
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 12.7%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            210,800          $8,929,488
--------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                                 12,700             921,385
--------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC^                                                                               101,100           4,158,243
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 54,000           3,242,700
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              327,900          18,470,607
--------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                   296,500           9,072,900
--------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                29,500           3,052,581
--------------------------------------------------------------------------------------------------------------------------
Wyeth^                                                                                         302,200          11,302,280
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $59,150,184
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.^                                                                         88,000          $2,405,920
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                                       62,700          $2,603,931
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.9%
--------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                              60,100          $3,259,824
--------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                                                 118,700           2,557,985
--------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                              99,200           5,391,520
--------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                 81,900           2,325,141
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,534,470
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                                                       172,144          $4,150,392
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           641,300         $11,607,530
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                  232,750          $4,685,258
--------------------------------------------------------------------------------------------------------------------------
Trucking - 1.5%
--------------------------------------------------------------------------------------------------------------------------
FedEx Corp.^                                                                                    80,200          $6,872,338
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $407,924,103)                                                                  $444,915,402
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.3%
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                                $5,918,000          $5,918,000
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.1%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  107,797,918        $107,797,918
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.9%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$18,296,945 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                      $18,296,000         $18,296,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $539,936,021)                                                             $576,927,320
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (23.5)%                                                                     (109,892,208)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $467,035,112
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                                       $542,702,647
                                                     ------------
Gross unrealized appreciation                         $52,613,748
                                                     ------------
Gross unrealized depreciation                         (18,389,075)
                                                     ------------
Net unrealized appreciation (depreciation)            $34,224,673
                                                     ------------


(c) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS GROWTH OPPORTUNITIES FUND
              -----------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: November 23, 2004
      -----------------


* Print name and title of each signing officer under his or her signature.